Accrued Expenses (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Management and Directors' compensation	$ 258,637	$ 720,131
Others	375,305	428,910
Accrued Expenses	11,719,132	16,157,439
Related Party [Member]
Management fee payable-related party (Note 11)	464,109	462,665
Junket Agents [Member]
Commission payable-Junket Agents	$ 10,621,081	$ 14,545,733